INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME AND MINING TAXES
Income and Mining Tax (Expense) Benefit - Current vs Deferred

	Years Ended December 31,
	2017	2016	2015
Current:
United States	$(40)	$101	$18
Foreign	(290)	(230)	(211)
	(330)	(129)	(193)
Deferred:
United States	(775)	(567)	66
Foreign	(22)	117	(259)
	(797)	(450)	(193)
	$(1,127)	$(579)	$(386)

Income and Mining Tax (Expense) Benefit - Domestic Vs Foreign

	Years Ended December 31,
	2017	2016	2015
United States	$243	$65	$(318)
Foreign	829	(285)	588
	$1,072	$(220)	$270

Income and Mining Tax Expense Reconciliation

	Years Ended December 31,
	2017		2016		2015
Income (loss) before income and mining tax and other items		$1,072		$(220)		$270

Tax at statutory rate	35%	$(375)	35%	$77	35%	$(95)
Reconciling items:
Re-measurement due to the Tax Cuts and Jobs Act(1)	29	(312)	—	—	—	—
Tax restructuring related to the Tax Cuts and Jobs Act (2)	38	(394)	—	—	—	—
Percentage depletion	(8)	81	39	85	(21)	56
Change in valuation allowance on deferred tax assets	7	(80)	(225)	(497)	57	(153)
Mining and other taxes	4	(41)	(28)	(61)	21	(58)
U.S. tax effect of noncontrolling interest attributable to non-U.S. investees	—	(1)	(100)	(219)	45	(123)
Tax impact on sale of assets	—	—	16	36	7	(20)
Effect of foreign earnings, net of credits	—	(4)	—	—	(7)	19
Other	—	(1)	—	—	4	(12)
Income and mining tax expense	105%	$(1,127)	(263)%	$(579)	141%	$(386)
(1)	Includes the release of a valuation allowance on AMT credits of $48 and elimination of $8 of deferred tax assets due to changes to executive compensation deductions.
(2)	See discussion below.

Components of Deferred Tax Assets (Liabilities)

Components of the Company's deferred income tax assets (liabilities) are as follows:

	At December 31,
	2017	2016
Deferred income tax assets:
Property, plant and mine development	$1,350	$1,107
Inventory	74	72
Reclamation and remediation	329	373
Net operating losses, capital losses and tax credits	1,276	2,226
Investment in partnerships and subsidiaries	86	920
Employee-related benefits	254	374
Derivative instruments and unrealized loss on investments	101	187
Other	263	229
	3,733	5,488
Valuation allowances	(2,815)	(3,873)
	$918	$1,615
Deferred income tax liabilities:
Property, plant and mine development	$(841)	$(639)
Inventory	(64)	(167)
Reclamation and remediation	(12)	—
Net undistributed earnings of subsidiaries	—	(6)
Derivative instruments and unrealized gain on investments	—	(4)
Other	(47)	(46)
	(964)	(862)
Net deferred income tax assets (liabilities)	$(46)	$753

These amounts reflect the classification and presentation that is reported for each tax jurisdiction in which the Company operates.

Net deferred income tax assets and liabilities consist of:

	At December 31,
	2017	2016
Non-current deferred income tax assets	$549	$1,345
Non-current deferred income tax liabilities	(595)	(592)
	$(46)	$753

Reconciliation of Gross Unrecognized Tax Benefits

	2017	2016	2015
Total amount of gross unrecognized tax benefits at beginning of year	$68	$62	$394
Additions for tax positions of prior years	(27)	48	(24)
Additions for tax positions of current year	30	—	—
Reductions due to settlements with taxing authorities	—	(23)	(302)
Reductions due to lapse of statute of limitations	(3)	(19)	(6)
Total amount of gross unrecognized tax benefits at end of year	$68	$68	$62